Significant Accounting Policies - Convenience Translation, Cash & cash equivalents, restricted cash and time deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cash and cash equivalents and time deposits
Convenience translation rate (USD to RMB)	7.0999		7.0999
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 7,191,821	¥ 10,172,584	$ 1,012,947		¥ 7,523,108
Time deposits	5,194,891	4,767,972	731,685
Restricted cash	50,000	14,800
PRC Subsidiaries and Variable Interest Entities
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 5,632,100	¥ 4,414,900
Cash and cash equivalents held by PRC subsidiaries and VIEs (as a percent)	78.00%	43.00%
Cash held in accounts managed by online payment platforms
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 43,000	¥ 51,400
Denominated in US dollars
Cash and cash equivalents and time deposits
Cash and cash equivalents	1,286,500	6,036,100	181,600	$ 866,700
Time deposits	¥ 5,194,900	¥ 4,768,000	$ 733,500	$ 684,600